Nuveen Dynamic Municipal Opportiunities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 134.6%   (100.0% of Total Investments)
X 826,616,325 MUNICIPAL BONDS - 122.7% (91.1% of Total Investments)
X 826,616,325
Alabama - 1.5% (1.1% of Total Investments)
$ 2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call BB-   $ 2,649,808
3,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 A-   3,253,565
4,960 Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R   4,407,754
10,820 Total Alabama 10,311,127
Arizona - 6.3% (4.7% of Total Investments)
565 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/56, 144A
7/29 at 100.00 Ba1   429,688
2,580 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   1,950,867
4,070 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   3,086,892
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   926,520
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Mater Academy of Nevada -
Bonanza Campus Project, Series 2020A:
920 5.000%, 12/15/40, 144A 12/28 at 100.00 BB   921,794
1,500 5.000%, 12/15/50, 144A 12/28 at 100.00 BB   1,443,195
1,500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/55, 144A
7/28 at 100.00 BB-   1,315,590
4,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   3,582,270
4,160 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   4,408,310
1,090 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   948,583
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   1,011,240
3,405 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   2,860,745

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward
Delivery:
$ 690 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R   $ 585,458
2,015 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R   1,561,686
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020:
5,265 5.000%, 7/01/35, 144A 7/26 at 103.00 N/R   5,288,113
6,800 5.000%, 7/01/40, 144A 7/26 at 103.00 N/R   6,598,584
4,580 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   4,103,085
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
400 4.000%, 4/01/39 4/31 at 100.00 A   398,180
800 4.000%, 4/01/40 4/31 at 100.00 A   789,512
46,840 Total Arizona 42,210,312
Arkansas - 3.5% (2.6% of Total Investments)
5,500 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   5,503,080
20,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   18,128,200
25,500 Total Arkansas 23,631,280
California - 9.6% (7.1% of Total Investments)
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   3,131,657
3,520 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   2,930,118
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-2, 0.000%, 6/01/55
12/30 at 34.02 N/R   2,226,900
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA   919,625
5,500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 3.000%, 7/01/50
7/30 at 100.00 A2   4,406,985
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   209,298
2,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB-   2,786,795
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+   6,944,840
5,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   4,180,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 465 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   $ 412,004
2,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   1,537,880
6,680 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2021D, 5.000%, 11/01/46
11/31 at 100.00 Aa3   7,499,502
995 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R   805,801
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,429,180
6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%,
1/01/54, 144A
1/31 at 100.00 N/R   5,477,643
445 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1,
3.200%, 9/01/46, 144A
9/31 at 100.00 N/R   344,070
910 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   785,230
500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   379,775
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series 2020A,
5.000%, 7/01/51, 144A
7/31 at 100.00 N/R   987,040
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%,
7/01/56, 144A
7/31 at 100.00 N/R   1,576,520
2,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 BBB-   1,815,540
160 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   170,203
4,830 Huntington Beach, California, Pension Obligation Bonds, Taxable Series
2021, 2.963%, 6/15/36 - BAM Insured
6/31 at 100.00 AA+   3,975,476
1,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   1,432,013
985 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.250%, 9/01/37 (4)
9/23 at 100.00 N/R   423,736
150 Ravenswood City School District, San Diego County, California, General
Obligation Bonds, Election 2018 Series 2021A, 4.000%, 8/01/36
8/29 at 100.00 AAA   156,510
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
1,070 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA   1,182,147
525 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA   578,592
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,070 5.000%, 9/01/42 9/29 at 103.00 N/R   1,061,483
1,805 5.250%, 9/01/47 9/29 at 103.00 N/R   1,821,696

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 5.000%, 9/01/52 9/29 at 103.00 N/R   $ 980,100
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   589,118
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call Aa3   640,717
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
500 1.882%, 3/01/28 No Opt. Call A   435,190
290 2.310%, 3/01/30 No Opt. Call A   246,044
420 3.290%, 3/01/41 3/31 at 100.00 A   324,551
79,845 Total California 64,804,079
Colorado - 17.9% (13.3% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   2,310,916
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   378,048
1,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R   1,222,528
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   955,177
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,149,637
5,220 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   4,821,923
499 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 4.000%, 12/01/29
9/24 at 103.00 N/R   473,167
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,577,237
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   889,410
734 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   676,542
500 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   487,280
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
3/23 at 100.00 N/R   1,044,945
2,755 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   2,454,733
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,341,496
2,700 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A-   2,600,748

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
$ 100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   $ 85,673
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   78,320
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 N/R   847,140
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A (4)
12/26 at 103.00 N/R   352,800
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   14,948,640
6,500 Crystal Valley Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2020A, 3.000%, 12/01/49 - AGM Insured
12/30 at 100.00 AA   5,053,360
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   631,616
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
1,000 5.000%, 11/15/31, (AMT) No Opt. Call AA-   1,153,320
1,355 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   1,564,862
1,085 5.500%, 11/15/53, (AMT) 11/32 at 100.00 AA-   1,213,855
4,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   4,066,640
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   953,760
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
1,425 5.250%, 12/01/32 12/30 at 102.00 N/R   1,429,945
1,200 5.750%, 12/01/52 12/30 at 102.00 N/R   1,196,484
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,754,220
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R   871,260
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   5,188,995
2,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,702,960
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   904,950
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,347,680
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   3,028,500

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Mayberry Community Authority, Colorado Springs, El
Paso County, Colorado, Special Revenue Bonds, Series
2021A:
$ 500 5.000%, 12/01/41 6/26 at 103.00 N/R   $ 465,465
500 5.000%, 4/15/51 6/26 at 103.00 N/R   437,860
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   400,025
480 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   442,214
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   933,530
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,610,411
285 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   253,242
1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,110,824
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 N/R   895,243
7,040 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   6,764,525
Rampart Range Metropolitan District 1, Lone Tree,
Colorado, Limited Tax Supported and Special Revenue
Bonds, Refunding & Improvement Series 2017:
3,665 5.000%, 12/01/42 12/27 at 100.00 AA   3,977,661
1,685 5.000%, 12/01/47 12/27 at 100.00 AA   1,818,536
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,578,920
500 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/38
1/31 at 100.00 A-   492,820
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R   938,275
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R   821,250
740 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 N/R   722,825
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
2,350 5.000%, 12/01/40 12/25 at 103.00 N/R   2,248,057
2,300 5.125%, 12/01/50 12/25 at 103.00 N/R   2,101,418
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited
Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,949,692

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 496 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
3/23 at 103.00 N/R   $ 490,544
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (5)
3/26 at 103.00 N/R   759,470
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R   1,158,481
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,381,450
10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   9,402,500
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,346,325
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,419,780
983 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R   940,692
130,928 Total Colorado 120,620,802
District of Columbia - 1.8% (1.3% of Total Investments)
3,375 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/36
12/32 at 100.00 AAA   3,981,049
5,420 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 AAA   6,332,132
1,000 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/37
10/30 at 100.00 AA   1,025,110
625 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 AA   642,462
10,420 Total District of Columbia 11,980,753
Florida - 18.0% (13.4% of Total Investments)
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   972,630
1,565 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   1,307,479
500 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   405,230
1,310 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R   1,042,904
1,500 Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020, 4.000%, 12/15/50
12/30 at 100.00 N/R   1,202,775

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,500 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/39, (AMT)
9/29 at 100.00 A1   $ 2,520,700
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series
2020A:
1,235 5.000%, 6/15/40, 144A 6/27 at 100.00 N/R   1,155,898
1,260 5.000%, 6/15/55, 144A 6/27 at 100.00 N/R   1,108,447
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
250 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   190,718
450 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   344,637
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   375,635
3,690 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   3,440,999
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   735,070
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   198,148
5,220 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,656,866
1,500 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/32 at 100.00 N/R   1,196,445
2,500 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   2,036,850
1,000 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   798,230
10,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A, 5.000%,
6/01/55, 144A
6/29 at 100.00 N/R   9,011,400
1,100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/50
6/27 at 100.00 BBB   1,085,689
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, River City Science Academy Projects, Series 2021A,
4.000%, 7/01/55
7/28 at 100.00 Baa3   420,200
19,650 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   17,783,250
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
1,250 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/23 at 102.00 N/R   1,155,100
6,890 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   6,267,971
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
450 4.000%, 11/15/35 11/31 at 100.00 A2   459,432
1,000 4.000%, 11/15/37 11/31 at 100.00 A2   1,000,440
1,940 4.000%, 11/15/38 11/31 at 100.00 A2   1,931,716

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 22,505 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   $ 22,470,117
1,100 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Jacksonville University Project, Series 2018A-1, 5.000%,
6/01/48, 144A
6/28 at 100.00 N/R   993,267
985 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/30 at 100.00 N/R   785,666
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds,
Assessment Area 2, Series 2020:
1,100 4.250%, 5/01/40 5/31 at 100.00 N/R   991,166
1,500 4.500%, 5/01/52 5/31 at 100.00 N/R   1,299,960
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R   2,503,675
1,000 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area1 Project, Series
2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   798,920
1,250 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 2B, Series 2020,
4.000%, 5/01/50, 144A
5/30 at 100.00 N/R   1,005,175
1,225 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   1,063,545
8,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A   8,126,800
870 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) , (WI/DD, Settling 2/02/23)
10/32 at 100.00 A   930,395
2,840 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call AA   1,231,623
1,200 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 AA-   1,062,564
1,500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,196,445
3,495 Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding
Series 2021, 2.643%, 10/01/36
10/31 at 100.00 Aa2   2,726,764
1,000 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R   797,630
1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R   800,890
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R   191,018
1,500 Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   1,189,875
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   409,880

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 AA   $ 2,117,565
3,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 4.000%, 8/15/47
8/27 at 100.00 AA-   2,901,480
1,500 Stoneybrook South Championsgate Community Development District,
Florida, Special Assessment Revenue Bonds, Fox South Assessment
Area, Series 2020, 3.750%, 12/15/50, 144A
12/30 at 100.00 N/R   1,153,545
245 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   223,658
500 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   469,215
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call N/R   365,232
525 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   500,021
133,670 Total Florida 121,110,950
Georgia - 0.4% (0.3% of Total Investments)
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51
2/31 at 100.00 A   382,490
3,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   2,518,110
3,500 Total Georgia 2,900,600
Guam - 0.7% (0.5% of Total Investments)
415 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1   391,063
1,600 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1   1,688,704
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
750 2.499%, 10/01/25 No Opt. Call Baa2   699,457
835 2.899%, 10/01/27 No Opt. Call Baa2   749,972
765 3.099%, 10/01/28 No Opt. Call Baa2   678,540
450 4.460%, 10/01/43 10/31 at 100.00 Baa2   363,469
4,815 Total Guam 4,571,205
Idaho - 0.2% (0.1% of Total Investments)
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust
Funds, Series 2021A:
645 4.000%, 7/15/38 7/31 at 100.00 A+   659,461
500 4.000%, 7/15/39 7/31 at 100.00 A+   509,135
1,145 Total Idaho 1,168,596
Illinois - 8.1% (6.1% of Total Investments)
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 BB+   2,095,200
15,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   15,283,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A   $ 1,016,020
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
2,475 4.000%, 11/15/39 11/30 at 100.00 AA-   2,462,279
475 4.000%, 11/15/40 11/30 at 100.00 AA-   470,563
5,085 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1   3,936,044
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+   195,625
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   253,923
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   743,671
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   884,732
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB+   4,737,040
5,753 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB+   6,206,602
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   1,525,110
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB+   5,249,100
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
1,290 0.000%, 12/15/35 12/31 at 90.33 A-   725,561
1,285 0.000%, 6/15/36 12/31 at 89.03 A-   701,674
1,715 0.000%, 6/15/38 12/31 at 84.11 A-   840,247
1,800 0.000%, 6/15/39 12/31 at 81.66 A-   833,616
1,500 0.000%, 6/15/40 12/31 at 79.15 A-   652,875
1,415 0.000%, 12/15/40 12/31 at 78.00 A-   601,304
550 0.000%, 12/15/41 12/31 at 75.58 A-   218,702
5,190 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Series 2015, 5.000%, 10/01/35
4/25 at 100.00 BBB   5,238,786
59,613 Total Illinois 54,872,174
Indiana - 2.0% (1.5% of Total Investments)
6,750 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   6,821,820
1,415 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,263,850
3,445 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39
12/28 at 100.00 A2   3,715,570
1,625 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 BB-   1,854,921
13,235 Total Indiana 13,656,161

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.5% (0.4% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
$ 1,745 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   $ 1,784,332
1,615 5.000%, 12/01/50 12/29 at 103.00 BBB-   1,626,111
3,360 Total Iowa 3,410,443
Kentucky - 1.3% (1.0% of Total Investments)
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   2,699,550
3,255 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   2,649,244
2,515 Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG
Insured
9/26 at 100.00 Baa1   2,651,087
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   811,460
9,770 Total Kentucky 8,811,341
Louisiana - 0.8% (0.6% of Total Investments)
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   1,004,928
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A   2,050,720
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   2,176,620
5,150 Total Louisiana 5,232,268
Maryland - 1.1% (0.8% of Total Investments)
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   198,848
2,200 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R   1,924,010
5,255 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   5,152,685
7,655 Total Maryland 7,275,543
Massachusetts - 0.7% (0.5% of Total Investments)
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
395 5.000%, 10/01/39 10/32 at 100.00 A1   459,816
2,755 5.000%, 10/01/41 10/32 at 100.00 A1   3,172,327
935 5.000%, 10/01/44 10/32 at 100.00 A1   1,065,545
4,085 Total Massachusetts 4,697,688
Michigan - 0.8% (0.6% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
3/23 at 100.00 N/R   3,775,900
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 AAA   766,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 7,610 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   $ 794,332
13,320 Total Michigan 5,336,407
Minnesota - 0.3% (0.2% of Total Investments)
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB-   977,185
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 4.000%, 6/01/41, 144A
6/29 at 102.00 N/R   872,949
2,240 Total Minnesota 1,850,134
Missouri - 1.1% (0.8% of Total Investments)
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 BBB-   91,524
310 3.000%, 3/01/46 3/31 at 100.00 BBB-   219,821
80 4.000%, 3/01/46 3/31 at 100.00 BBB-   71,462
1,100 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   929,852
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   2,951,850
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center,
Expansion & Improvement Projects Series 2020:
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA   2,812,766
530 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 AA   564,296
7,745 Total Missouri 7,641,571
Nevada - 0.5% (0.4% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,777,100
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series
2020:
445 4.000%, 6/01/40 6/30 at 100.00 N/R   399,219
1,145 4.125%, 6/01/50 6/30 at 100.00 N/R   982,032
3,590 Total Nevada 3,158,351
New Hampshire - 0.2% (0.1% of Total Investments)
1,250 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 BBB+   1,086,950
1,250 Total New Hampshire 1,086,950
New Jersey - 0.3% (0.2% of Total Investments)
2,035 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   1,706,633
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50, (UB) (6)
12/30 at 100.00 A3   518,976
2,580 Total New Jersey 2,225,609

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.9% (0.7% of Total Investments)
$ 7,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   $ 6,371,120
7,000 Total New Mexico 6,371,120
New York - 12.7% (9.4% of Total Investments)
5,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   3,943,950
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,310 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   1,145,595
3,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,415,330
1,000 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R   942,190
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 B-   7,172,600
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44, (UB) (6)
11/24 at 100.00 A3   10,070,200
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 AAA   4,431,680
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
2,785 5.250%, 8/01/42 8/32 at 100.00 AAA   3,221,187
4,640 5.000%, 8/01/43 8/32 at 100.00 AAA   5,236,843
3,005 5.000%, 8/01/44 8/32 at 100.00 AAA   3,376,809
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   2,995,800
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,290 3.250%, 9/15/52 3/30 at 100.00 Aa3   1,041,546
515 3.500%, 9/15/52 3/30 at 100.00 A2   424,319
3,045 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 2.750%, 2/15/44 - BAM Insured
2/30 at 100.00 AA   2,364,199
3,530 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   3,972,203
2,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+   2,737,750
3,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 Aa1   3,895,640
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   166,786
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
11,250 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B   11,602,125
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B   3,453,414

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 420 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   $ 396,862
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3   1,004,470
3,960 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call AAA   3,794,551
3,240 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA-   3,533,188
1,985 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA-   2,158,826
87,555 Total New York 85,498,063
North Carolina - 0.1% (0.0% of Total Investments)
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/41
9/28 at 103.00 BBB-   362,855
415 Total North Carolina 362,855
Ohio - 4.3% (3.2% of Total Investments)
2,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,947,006
6,790 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   6,484,450
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
485 3.000%, 12/01/33 6/30 at 100.00 AA+   492,512
605 3.000%, 12/01/34 6/30 at 100.00 AA+   609,459
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   1,001,520
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   890,310
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   758,760
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A   796,030
21,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   15,299,970
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   906,140
35,745 Total Ohio 29,186,157
Oklahoma - 0.1% (0.1% of Total Investments)
1,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R   783,220
1,000 Total Oklahoma 783,220

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 2.9% (2.1% of Total Investments)
$ 955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   $ 972,458
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   383,575
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   943,070
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   2,038,100
1,300 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,071,603
2,960 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call AA   994,678
2,500 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB   2,555,775
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
30 5.250%, 12/01/41 12/32 at 100.00 AA-   33,670
485 5.250%, 12/01/42 12/32 at 100.00 AA-   544,330
1,310 5.250%, 12/01/44 12/32 at 100.00 AA-   1,470,252
1,965 5.250%, 12/01/47 12/32 at 100.00 AA-   2,200,918
5,000 5.250%, 12/01/52 12/32 at 100.00 AA-   5,567,600
800 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/51
6/31 at 100.00 BB   619,184
20,805 Total Pennsylvania 19,395,213
Puerto Rico - 5.1% (3.8% of Total Investments)
1,946 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
2/23 at 100.00 N/R   1,947,319
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
3/23 at 100.00 D   5,620,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
35,000 0.000%, 7/01/51 7/28 at 30.01 N/R   7,315,350
7,560 5.000%, 7/01/58 7/28 at 100.00 N/R   7,467,314
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
447 5.250%, 7/01/23 No Opt. Call N/R   448,890
267 0.000%, 7/01/24 No Opt. Call N/R   250,610
891 5.375%, 7/01/25 No Opt. Call N/R   912,022
883 5.625%, 7/01/27 No Opt. Call N/R   925,790
869 5.625%, 7/01/29 No Opt. Call N/R   924,909
844 5.750%, 7/01/31 No Opt. Call N/R   916,756
1,029 0.000%, 7/01/33 7/31 at 89.94 N/R   597,677
800 4.000%, 7/01/33 7/31 at 103.00 N/R   749,842
719 4.000%, 7/01/35 7/31 at 103.00 N/R   654,995
1,117 4.000%, 7/01/37 7/31 at 103.00 N/R   991,691
839 4.000%, 7/01/41 7/31 at 103.00 N/R   724,239
873 4.000%, 7/01/46 7/31 at 103.00 N/R   730,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 6,474 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   $ 2,864,887
68,558 Total Puerto Rico 34,043,011
South Carolina - 0.7% (0.5% of Total Investments)
2,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R  (7) 2,720,550
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.625%, 10/01/40
10/27 at 103.00 N/R   930,590
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   899,270
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
2/23 at 100.00 N/R   264,145
4,750 Total South Carolina 4,814,555
South Dakota - 0.3% (0.2% of Total Investments)
1,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 AA-   1,770,912
1,800 Total South Dakota 1,770,912
Texas - 10.8% (8.0% of Total Investments)
500 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   442,165
2,500 Argyle Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 Aaa   2,822,125
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 AA   572,456
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A-   998,530
225 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area No.1 Project, Special Assessment Revenue Bonds,
Series 2022, 4.750%, 9/15/32, 144A
No Opt. Call N/R   220,901
5,405 Community Independent School District, Collin & Hunt Counties, Texas,
School Building Series 2022A, 5.000%, 2/15/52
2/31 at 100.00 AAA   5,932,366
1,000 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 3.500%,
9/01/36, 144A
9/31 at 100.00 N/R   842,220
1,200 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public  Improvement District Neighbor Improvement Areas 1-2
Project, Series 2020, 4.000%, 9/15/50, 144A
9/30 at 100.00 N/R   979,500
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
750 2.209%, 2/15/38 2/31 at 100.00 Aaa   548,520
750 2.259%, 2/15/39 2/31 at 100.00 Aaa   540,315
1,000 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 2 Project, Series 2020,
4.000%, 9/01/46, 144A
9/30 at 100.00 N/R   846,810

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
$ 5,610 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 AA   $ 5,599,060
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 AA   986,940
375 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A+   407,925
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   440,520
625 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3 Project,
Series 2021, 3.625%, 9/15/41, 144A
9/31 at 100.00 N/R   504,106
5,885 Melissa Independent School District, Collin County, Texas, General
Obligation Bonds, Series 2022, 5.000%, 2/01/52
8/32 at 100.00 AAA   6,597,497
4,175 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 5.000%, 8/15/50, 144A
8/25 at 103.00 BB+   3,886,132
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
6,795 5.250%, 1/01/42 1/28 at 103.00 N/R   5,354,596
6,465 5.500%, 1/01/57 1/28 at 103.00 N/R   4,832,781
Pflugerville Independent School District, Travis and
Williamson Counties, Texas, General Obligation Bonds,
School Building Series 2023A:
1,485 4.000%, 2/15/42 , (WI/DD, Settling 2/21/23) 2/33 at 100.00 AA+   1,507,720
2,075 4.000%, 2/15/44 , (WI/DD, Settling 2/21/23) 2/33 at 100.00 AA+   2,091,953
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
7/23 at 102.05 N/R   2,808,750
6,675 Rockwall Independent School District, Rockwall, Kaufman, and Collin
Counties, Texas, General Obligation Bonds, School Building Series
2022A, 5.000%, 2/15/47
2/31 at 100.00 AAA   7,432,346
2,020 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%,
9/15/40, 144A
9/30 at 100.00 N/R   2,005,234
2,000 Spring Independent School District, Hardin County, Texas, Unlimited
Tax School Building Bonds, Series 2023, 4.000%, 8/15/52 , (WI/DD,
Settling 2/23/23)
8/33 at 100.00 Aa2   1,948,840
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 AA   358,632
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 AA   259,780
3,540 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 N/R   3,507,963
6,915 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   7,482,376
75,525 Total Texas 72,759,059
Utah - 0.3% (0.2% of Total Investments)
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A
2/26 at 103.00 N/R   397,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   $ 787,340
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB-   317,670
500 3.000%, 10/15/45 4/31 at 100.00 BBB-   329,785
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
60 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA   63,605
95 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA   98,640
2,515 Total Utah 1,994,240
Virgin Islands - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   2,462,272
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   966,480
3,365 Total Virgin Islands 3,428,752
Virginia - 1.1% (0.9% of Total Investments)
Virginia Commonwealth Transportation Board, Interstate
81 Corridor Program Revenue Bonds, Senior Lien Series
2021:
600 4.000%, 5/15/36 5/31 at 100.00 Aa1   640,548
900 4.000%, 5/15/38 5/31 at 100.00 Aa1   944,217
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
2,000 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB   2,010,880
1,000 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB   1,003,480
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
770 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   800,738
1,230 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1   1,273,604
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   1,070,200
7,500 Total Virginia 7,743,667
Washington - 1.2% (0.9% of Total Investments)
2,145 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   2,169,496
1,915 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call A+   2,027,353
3,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 Aaa   3,988,705
7,560 Total Washington 8,185,554
West Virginia - 0.6% (0.5% of Total Investments)
3,890 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,191,045

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 BB-   $ 987,880
4,890 Total West Virginia 4,178,925
Wisconsin - 3.5% (2.6% of Total Investments)
3,000 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,510,130
6,350 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56,
144A
1/28 at 100.00 N/R   5,565,267
200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   193,720
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   847,660
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R   840,420
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
300 5.000%, 7/01/35 1/31 at 100.00 BBB   325,842
190 5.000%, 7/01/38 1/31 at 100.00 BBB   201,366
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   1,951,780
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition
Project, Subordinate Lien Series 2022B:
1,670 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R   1,625,211
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R   1,985,280
5,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   4,390,250
1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call Aa3   1,056,580
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.000%,
7/01/41, (AMT)
7/31 at 100.00 N/R   1,594,360
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   164,788
100 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 2/01/23
2/23 at 105.00 N/R   100,000
205 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA-   184,024
26,215 Total Wisconsin 23,536,678
$ 936,274 Total Municipal Bonds (cost $881,028,093) 826,616,325

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 78,729,696 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.7% (8.7% of Total Investments)
X 78,729,696
$ 60,000 United States Treasury Bill 0.000 5/25/23 Aaa $ 59,141,671
20,000 United States Treasury Bill 0.000 7/13/23 Aaa 19,588,025
$ 80,000 Total U.S. Government and Agency Obligations (cost $78,733,284) 78,729,696
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 1,698,093 CORPORATE BONDS - 0.2% (0.2% of Total Investments)
X 1,698,093
Electric Utilities - 0.1% (0.1% of Total Investments)
$ 1,500 Talen Energy Supply LLC (4) 6.000% 12/15/36 N/R $ 583,038
1,500 Total Electric Utilities 583,038
Independent Power And Renewable Electricity Producers - 0.1% (0.1% of Total Investments)
2,172 Talen Energy Corp 0.000% 8/31/23 N/R 613,624
2,172 Total Independent Power And Renewable Electricity Producers 613,624
Real Estate Management & Development - 0.0% (0.0% of Total Investments)
517 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 501,431
517 Total Real Estate Management & Development 501,431
$ 4,189 Total Corporate Bonds (cost $1,290,874) 1,698,093
Total Long-Term Investments (cost $961,052,251) 907,044,114
Floating Rate Obligations - (1.3)% (9,055,000)
MuniFund Preferred Shares, net of deferred offering costs - (35.6)%(8) (239,700,375)
Other Assets & Liabilities, Net -  2.3% 15,440,890
Net Assets Applicable to Common Shares - 100% $ 673,729,629
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 826,616,325 $ – $ 826,616,325
U.S. Government and Agency Obligations – 78,729,696 – 78,729,696
Corporate Bonds – 1,698,093 – 1,698,093
Total
$ – $ 907,044,114 $ – $ 907,044,114

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NDMO
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.